Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long term debt	€ 1,217	€ 600
Less current portion	(383)	(215)
Total long-term portion	834	384
FRANCE
Long term debt	700
JAPAN
Long term debt	40	119
GERMANY
Long term debt	399	353
ITALY
Long term debt	€ 78	€ 128